Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Liability, Current	$ 34,065	$ 558	$ 1
Class of Warrant or Right, Outstanding		135,000,000.0
Settlement Arrangement For The Sale Of The Launch Division [Member] | M And Y Space [Member]
Working capital liability, Due, Current	5,800
Contract with customer, Right to recover product	$ 3,900
Series C Convertible Preferred Stock Warrants [Member]
Derivative Liability, Current			$ 8,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8,300,000
Class of Warrant or Right, Outstanding		200,000	1,000,000.0